Other investments (Details) - USD ($) $ in Thousands					12 Months Ended
	Nov. 15, 2024	Apr. 10, 2024	Feb. 19, 2024	Jan. 26, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair value of investments in equity instrument [Abstract]
Other investments					$ 23,069	$ 23,953	$ 3,825
Fair value gain (loss)					1,186	9,720	0
Investment in ZeroNorth A/S (formerly known as Alpha Ori Technology Holdings Pte Ltd "Alpha Ori") [Member]
Fair value of investments in equity instrument [Abstract]
Other investments					2,344	3,428	3,269
Fair value gain (loss)			$ (600)
Additional working capital		$ 300
Pre-merger promissory loan				$ 400
Change in fair value					$ 1,200
Investment in ZeroNorth A/S (formerly known as Alpha Ori Technology Holdings Pte Ltd "Alpha Ori") [Member] | Top of range [member]
Fair value of investments in equity instrument [Abstract]
Ownership interest acquired					20.00%
Investment in Diginex Solutions (HK) Limited ("Diginex") [Member]
Fair value of investments in equity instrument [Abstract]
Other investments					$ 525	525	501
Fair value gain (loss)						(220)
Additional working capital						250
Investment in Diginex Solutions (HK) Limited ("Diginex") [Member] | Top of range [member]
Fair value of investments in equity instrument [Abstract]
Ownership interest acquired					20.00%
Investment in Clean Hydrogen Works, LA-1, LLC ("CHW-LA1") [Member]
Fair value of investments in equity instrument [Abstract]
Other investments					$ 20,000	20,000	55
Total consideration						10,000
Fair value gain (loss)						9,900
Investment in Clean Hydrogen Works, LA-1, LLC ("CHW-LA1") [Member] | Top of range [member]
Fair value of investments in equity instrument [Abstract]
Ownership interest acquired					20.00%
Investment in Vanguard Tech, Inc. ("Vanguard") [Member]
Fair value of investments in equity instrument [Abstract]
Other investments					$ 200	$ 0	$ 0
Total consideration	$ 200
Investment in Vanguard Tech, Inc. ("Vanguard") [Member] | Top of range [member]
Fair value of investments in equity instrument [Abstract]
Ownership interest acquired					20.00%